Offerings	May 12, 2026 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, available for issuance pursuant to the a.k.a. Brands Holding Corp. 2021 Omnibus Incentive Plan
Amount Registered | shares	107,707
Proposed Maximum Offering Price per Unit	10.955
Maximum Aggregate Offering Price	$ 1,179,930
Fee Rate	0.01381%
Amount of Registration Fee	$ 162.95
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock which become issuable under the a.k.a. Brands Holding Corp. 2021 Omnibus Incentive Plan (the “Plan”) and the a.k.a. Brands Holding Corp. 2021 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of a.k.a. Brands Holding Corp.’s (the “Registrant”) outstanding shares of common stock, par value $0.001 per share (“Common Stock”). This Registration Statement shall also cover any additional shares of Common Stock that may again become available for delivery with respect to awards under the Plan pursuant to the share counting, share recycling and other terms and conditions of the Plan.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common stock, par value $0.001 per share, available for issuance pursuant to the a.k.a. Brands Holding Corp. 2021 Employee Stock Purchase Plan
Amount Registered | shares	107,707
Proposed Maximum Offering Price per Unit	10.955
Maximum Aggregate Offering Price	$ 1,179,930
Fee Rate	0.01381%
Amount of Registration Fee	$ 162.95
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this Registration Statement shall also cover any additional shares of common stock which become issuable under the a.k.a. Brands Holding Corp. 2021 Omnibus Incentive Plan (the “Plan”) and the a.k.a. Brands Holding Corp. 2021 Employee Stock Purchase Plan (the “ESPP”) by reason of any stock dividend, stock split, recapitalization or any other similar transaction effected without receipt of consideration which results in an increase in the number of a.k.a. Brands Holding Corp.’s (the “Registrant”) outstanding shares of common stock, par value $0.001 per share (“Common Stock”). This Registration Statement shall also cover any additional shares of Common Stock that may again become available for delivery with respect to awards under the Plan pursuant to the share counting, share recycling and other terms and conditions of the Plan.